Net trading income	12 Months Ended
Dec. 31, 2021
Trading income (expense) [abstract]
Net trading income	Net trading income

Accounting for net trading income
In accordance with IFRS 9, trading positions are held at fair value, and the resulting gains and losses are included in the income statement, together with interest and dividends arising from long and short positions and funding costs relating to trading activities.
Income arises from both the sale and purchase of trading positions, margins which are achieved through market making and customer business and from changes in fair value caused by movements in interest and exchange rates, equity prices and other market variables.
Gains or losses on non-trading financial instruments designated or mandatorily at fair value with changes in fair value recognised in the income statement are included in net trading income where the business model is to manage assets and liabilities on a fair value basis which includes use of derivatives or where an instrument is designated at fair value to eliminate an accounting mismatch and the related instrument's gain and losses are reported in trading income.

	2021	2020	2019
	£m	£m	£m
Net gains on financial instruments held for trading	3,999	5,392	2,795
Net gains on financial instruments designated at fair value	682	695	240
Net gains on financial instruments mandatorily at fair value	1,107	989	1,038
Net trading income	5,788	7,076	4,073